Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

August 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Government & Agency Securities Portfolio (formerly known as Government & Agency Securities Portfolio) and Deutsche Tax-Exempt Portfolio (formerly known as Tax-Exempt Portfolio) (the “Funds”), each a series of Cash Account Trust (the “Trust”) (Reg. Nos. 033-32476, 811-05970)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on July 28, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Sincerely yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.